Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings Per Share
Note 11: Earnings Per Share
Basic earnings per share was
calculated
by dividing earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.
Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).
Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Year ended December 31,

	2021	2020
Earnings attributable to common shareholders	5,689	1,122
Less: Dividends declared on preference shares	(2)	(2)
Earnings used in consolidated earnings per share	5,687	1,120
Less: ( E arnings) loss from discontinued operations, net of tax	(2)	27
Earnings used in earnings per share from continuing operations	5,685	1,147
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,

	2021	2020
Weighted-average number of common shares outstanding	493,106,315	496,343,778
Weighted-average number of vested DSUs	337,716	378,514
Basic	493,444,031	496,722,292
Effect of stock options and TRSUs	1,060,473	1,309,714
Diluted	494,504,504	498,032,006
There were nil and 557,056 share-based compensation awards outstanding at December 31, 2021 and 2020, respectively, where the exercise price was greater than the average market price. Accordingly, these awards were excluded from the diluted earnings per share computation because they were anti-dilutive.